Quarterly Consolidated Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Consolidated Financial Data
QUARTERLY CONSOLIDATED FINANCIAL DATA (UNAUDITED)

	Quarter ended
(in millions, except per share amounts)	December 31	September 30	June 30	March 31
2012
PG&E CORPORATION
Operating revenues	$3,830	$3,976	$3,593	$3,641
Operating income	125	614	467	487
Net income (loss)	(9)	364	239	236
Income (loss) available for common shareholders	(13)	361	235	233
Net earnings (loss) per common share, basic	(0.03)	0.84	0.56	0.56
Net earnings (loss) per common share, diluted	(0.03)	0.84	0.55	0.56
Common stock price per share:
High	43.48	46.51	45.20	43.72
Low	39.71	42.41	42.04	40.16
UTILITY
Operating revenues	$3,829	$3,974	$3,592	$3,640
Operating income	127	613	467	488
Net income	13	340	227	231
Income available for common stock	9	337	223	228

2011
PG&E CORPORATION
Operating revenues	$3,815	$3,860	$3,684	$3,597
Operating income	358	408	692	484
Net income	87	203	366	202
Income available for common shareholders	83	200	362	199
Net earnings per common share, basic	0.20	0.50	0.91	0.50
Net earnings per common share, diluted	0.20	0.50	0.91	0.50
Common stock price per share:
High	43.24	43.32	46.52	47.60
Low	36.86	39.21	41.39	42.47
UTILITY
Operating revenues	$3,813	$3,859	$3,683	$3,596
Operating income	359	402	699	484
Net income	89	196	359	201
Income available for common stock	85	193	355	198

During the fourth quarter 2012, the Utility recorded a charge to net income of $353 million for disallowed capital expenditures associated with the pipeline safety enhancement plan.  See Note 15 of the Notes to the Consolidated Financial Statements

During the second quarter 2012 the Utility recorded a provision of $80 million for estimated third-party claims related to the San Bruno accident.  During the first quarter 2012, second quarter of 2012, third quarter of 2012, and fourth quarter 2012, the Utility submitted insurance claims to certain insurers for the lower layers and recognized $11 million, $25 million, $99 million, and $50 million, respectively, for insurance recoveries.  See Note 15 of the Notes to the Consolidated Financial Statements.